Short-term bank loans and other debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Short-Term Loans

Short-term bank loans represent amounts due to various banks and are due on the dates indicated below. Short-term bank loans at December 31, 2012 and 2013 consisted of the following:

	December 31,	December 31,
	2012	2013
	US$	US$

Loan from Bank of Zhengzhou
Due December 18, 2013, at 7.20% per annum*	28,637,340	-
Due February 21, 2014, at 7.20% per annum	-	23,290,525
	28,637,340	23,290,525

Loan from China Guangfa Bank
Due December 26, 2013, at 6.00% per annum*	19,091,560	-
	19,091,560
Loan from Industrial and Commercial Bank of China ("ICBC")
Due April 8, 2013, at 7.98% per annum*	4,772,890	-
Due May 8, 2013, at 7.98% per annum*	6,363,853	-
Due May 9, 2013, at 2.80% plus LIBOR*	15,000,000	-
Due November 30, 2014, at 1.90% plus LIBOR**	10,000,000	-
	36,136,743	-

Loan from Beta Capital, LLC
Due September 19, 2013, at 4.25% per annum*	29,200,000	-
	29,200,000	-

Total short-term bank loans and other debt	113,065,643	23,290,525

*   These loans were paid in full during 2013 at their respective maturity dates.

** The US$10.0 million loan that was due on demand by the bank was repaid on May 3, 2013.